Segments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Foreign Currency Translation [Line Items]
Number of reportable segments	2
Revenue from platform-based services	$ 1,955.2	$ 1,886.5	$ 1,759.0
Revenue from agent-based services	742.2	762.1	740.8
Percentages Revenue	54.00%	57.00%	55.00%
Aggregate revenue as a percentage of total revenue from largest one client			10.00%
Aggregate revenue as a percentage of total revenue that no client accounted	More than 10%	More than 10%
Foreign currency exchange rate of west corporation or any of its subsidiaries	$ (4.9)	$ (3.5)	$ 4.2
Other Foreign Countries [Member]
Foreign Currency Translation [Line Items]
Aggregate revenue as a percentage of total revenue from largest one client	10.00%	10.00%	10.00%